Note 22 - Derivatives - Fair Value of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivatives assets - current	$ 10,607	$ 33,310
Derivative liabilities - current	(34,221)	(3,050)
Derivative liabilities - noncurrent	(5,174)	(11,194)
Designated as Hedging Instrument [Member]
Derivatives assets - current	19,501	54,921
Derivatives assets - noncurrent	21,502	28,979
Derivative liabilities - current	(43,115)	(24,661)
Derivative liabilities - noncurrent	(5,294)	(11,534)
Designated as Hedging Instrument [Member] | Derivative Assets, Current [Member]
Counterparty netting*	(8,894)	(21,611)
Total derivative assets, December 31, 2024	10,607	33,310
Designated as Hedging Instrument [Member] | Derivative Asset, Noncurrent [Member]
Counterparty netting*	(120)	(340)
Total derivative assets, December 31, 2024	21,382	28,639
Designated as Hedging Instrument [Member] | Derivative Liability, Current [Member]
Counterparty netting*	8,894	21,611
Total derivative liabilities, December 31, 2024	(34,221)	(3,050)
Designated as Hedging Instrument [Member] | Derivative Liability, Noncurrent [Member]
Counterparty netting*	120	340
Total derivative liabilities, December 31, 2024	(5,174)	(11,194)
Forward Freight Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	8,590	30,404
Derivatives assets - noncurrent	120	2,758
Derivative liabilities - current	(22,653)	(21,611)
Derivative liabilities - noncurrent	(5,212)	(340)
Bunker Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	37	101
Derivatives assets - noncurrent	0	0
Derivative liabilities - current	(308)	(912)
Derivative liabilities - noncurrent	(15)	(1,699)
Bunker Swap Agreements 2 [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	304
Derivatives assets - noncurrent	0
Derivative liabilities - current	(398)
Derivative liabilities - noncurrent	(67)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	5,684	7,827
Derivatives assets - noncurrent	14,846	12,864
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative liabilities - current	(18,387)	(2,138)
Derivative liabilities - noncurrent	0	(9,495)
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	4,726	14,716
Derivatives assets - noncurrent	6,389	11,701
Forward Currency Contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current		1,873
Derivatives assets - noncurrent		$ 1,656
Derivative liabilities - current	(1,369)
Derivative liabilities - noncurrent	0
EUA Futures [Member] | Designated as Hedging Instrument [Member]
Derivatives assets - current	160
Derivatives assets - noncurrent	$ 147